Share Capital and Warrants - Issued and Outstanding - Warrants (Details) - Common Share Warrants - CAD ($) shares in Thousands, $ in Millions		12 Months Ended
	Jun. 14, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of Warrants
Outstanding, beginning of year (in shares)		55,720	65,119
Exercised (in shares)		(2,610)	(9,399)
Purchases and cancelled (in shares)	(45,500)	(45,485)	0
Outstanding, end of year (in shares)		7,625	55,720
Amount
Outstanding, Beginning of Year		$ 184	$ 215
Issued Upon Exercise of Warrants		(8)	(31)
Purchased and Cancelled	$ (711)	(151)	0
Outstanding, End of Year		$ 25	$ 184